Investment in Affiliate (Tables)	6 Months Ended
Jun. 30, 2015
Investment in Affiliate [Abstract]
Investment in Affiliate
Balance, December 31, 2014	$2,956,250
Equity in net income of affiliate	173,002
Net proceeds from the sale of investment in affiliate	(2,936,196)
Loss on investment in affiliate, excluding transfer of equity in other comprehensive loss of affiliate to losses	(193,056)
Balance, June 30, 2015	$-